Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Future Minimum Operating Lease Payments
The Company’s future minimum operating lease payments required to be made after June 30, 2023, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2023 (remainder)	5,152
2024	10,038
2025	6,777
Total	21,967
Less imputed interest	(2,325)
Total Lease Liability	19,642

Presented as follows:
Current portion of Operating lease liabilities	8,795
Non-current portion of Operating lease liabilities	10,847

Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2023, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2023 (remaining)	40,638
2024	66,674
2025	43,342
2026	34,428
2027 and thereafter	91,615
Total	276,697